Financial instruments - maturity analysis	12 Months Ended
Dec. 31, 2023
Financial instruments - classification
Financial instruments - maturity analysis

12 Financial instruments - maturity analysis

This note shows the maturity profile of NatWest Group’s financial assets and liabilities by contractual date of maturity and contractual cash flows.

Remaining maturity

The following table shows the residual maturity of financial instruments, based on contractual date of maturity.

	2023			2022
	Less than	More than		Less than	More than
	12 months	12 months	Total	12 months	12 months	Total
	£m	£m	£m	£m	£m	£m
Assets
Cash and balances at central banks	104,262	—	104,262	144,832	—	144,832
Trading assets	36,723	8,828	45,551	35,944	9,633	45,577
Derivatives	29,839	49,065	78,904	38,107	61,438	99,545
Settlement balances	7,231	—	7,231	2,572	—	2,572
Loans to banks - amortised cost	6,650	264	6,914	6,872	267	7,139
Loans to customers - amortised cost	87,663	293,770	381,433	84,289	282,051	366,340
Other financial assets	10,192	40,910	51,102	6,128	24,767	30,895

Liabilities
Bank deposits	8,954	13,236	22,190	7,799	12,642	20,441
Customer deposits	424,893	6,484	431,377	448,821	1,497	450,318
Settlement balances	6,645	—	6,645	2,012	—	2,012
Trading liabilities	45,349	8,287	53,636	42,760	10,048	52,808
Derivatives	30,721	41,674	72,395	39,331	54,716	94,047
Other financial liabilities	20,310	34,779	55,089	13,796	35,311	49,107
Subordinated liabilities	1,047	4,667	5,714	973	5,287	6,260
Notes in circulation	3,237	—	3,237	3,218	—	3,218
Lease liabilities	102	568	670	137	981	1,118

Assets and liabilities by contractual cash flows up to 20 years

The tables on the following page show the contractual undiscounted cash flows receivable and payable, up to a period of 20 years, including future receipts and payments of interest of financial assets and liabilities by contractual maturity. The balances in the following tables do not agree directly with the consolidated balance sheet, as the tables include all cash flows relating to principal and future coupon payments, presented on an undiscounted basis. The tables have been prepared on the following basis:

Financial assets have been reflected in the time band of the latest date on which they could be repaid, unless earlier repayment can be demanded by NatWest Group. Financial liabilities are included at the earliest date on which the counterparty can require repayment, regardless of whether or not such early repayment results in a penalty. If the repayment of a financial instrument is triggered by, or is subject to, specific criteria such as market price hurdles being reached, the asset is included in the time band that contains the latest date on which it can be repaid, regardless of early repayment.

The liability is included in the time band that contains the earliest possible date on which the conditions could be fulfilled, without considering the probability of the conditions being met.

For example, if a structured note is automatically prepaid when an equity index exceeds a certain level, the cash outflow will be included in the less than three months period, whatever the level of the index at the year end. The settlement date of debt securities in issue, issued by certain securitisation vehicles consolidated by NatWest Group, depends on when cash flows are received from the securitised assets. Where these assets are prepayable, the timing of the cash outflow relating to securities assumes that each asset will be prepaid at the earliest possible date. As the repayments of assets and liabilities are linked, the repayment of assets in securitisations is shown on the earliest date that the asset can be prepaid, as this is the basis used for liabilities.

The principal amounts of financial assets and liabilities that are repayable after 20 years or where the counterparty has no right to repayment of the principal are excluded from the table, as are interest payments after 20 years.

12 Financial instruments - maturity analysis continued

The maturity of guarantees and commitments is based on the earliest possible date they would be drawn in order to evaluate NatWest Group's liquidity position.

MFVTPL assets of £125.1 billion (2022 - £145.8 billion) and HFT liabilities of £125.8 billion (2022 - £146.7 billion) have been excluded from the following tables.

	0-3 months	3-12 months	1-3 years	3-5 years	5-10 years	10-20 years
2023	£m	£m	£m	£m	£m	£m
Assets by contractual maturity up to 20 years
Cash and balances at central banks	104,262	—	—	—	—	—
Derivatives held for hedging	31	29	128	104	49	49
Settlement balances	7,231	—	—	—	—	—
Loans to banks - amortised cost	5,234	1,437	23	302	—	—
Loans to customers - amortised cost	52,175	46,894	81,445	61,465	96,577	114,806
Other financial assets (1)	4,897	6,756	12,304	11,183	10,019	8,063
Finance lease	61	242	735	401	656	359
	173,891	55,358	94,635	73,455	107,301	123,277
Liabilities by contractual maturity up to 20 years
Bank deposits	8,334	1,279	6,069	8,307	—	—
Customer deposits	393,363	31,900	6,464	11	14	19
Settlement balances	6,645	—	—	—	—	—
Derivatives held for hedging	71	175	366	192	92	8
Other financial liabilities	9,094	12,319	18,843	13,818	4,769	346
Subordinated liabilities	72	1,167	2,301	1,512	1,406	342
Other liabilities - Notes in circulation	3,237	—	—	—	—	—
Lease liabilities	30	79	172	111	175	132
	420,846	46,919	34,215	23,951	6,456	847
Guarantees and commitments - notional amount
Guarantees (2)	2,820	—	—	—	—	—
Commitments (3)	112,807	—	—	—	—	—
	115,627	—	—	—	—	—

For the notes to this table refer to the following page.

12 Financial instruments - maturity analysis continued

	0-3 months	3-12 months	1-3 years	3-5 years	5-10 years	10-20 years
2022	£m	£m	£m	£m	£m	£m
Assets by contractual maturity up to 20 years
Cash and balances at central banks	144,832	—	—	—	—	—
Derivatives held for hedging	130	345	28	41	(44)	43
Settlement balances	2,572	—	—	—	—	—
Loans to banks - amortised cost	5,254	1,621	17	288	—	—
Loans to customers - amortised cost	50,923	43,417	76,278	55,128	85,038	100,085
Other financial assets (1)	2,771	4,507	8,391	7,835	5,706	2,524
Finance lease	96	267	857	482	549	296
	206,578	50,157	85,571	63,774	91,249	102,948
Liabilities by contractual maturity up to 20 years
Bank deposits	6,690	1,445	5,662	8,503	89	—
Customer deposits	437,830	11,389	1,252	2	14	20
Settlement balances	2,012	—	—	—	—	—
Derivatives held for hedging	280	(371)	586	306	116	85
Other financial liabilities	6,720	6,640	18,833	13,906	7,361	294
Subordinated liabilities	96	1,073	2,690	1,897	1,541	328
Other liabilities- Notes in circulation	3,218	—	—	—	—	—
Lease liabilities	41	113	260	203	318	254
	456,887	20,289	29,283	24,817	9,439	981
Guarantees and commitments - notional amount
Guarantees (2)	3,150	—	—	—	—	—
Commitments (3)	118,779	—	—	—	—	—
	121,929	—	—	—	—	—

(1)	Other financial assets exclude equity shares.
(2)	NatWest Group is only called upon to satisfy a guarantee when the guaranteed party fails to meet its obligations. NatWest Group expects most guarantees it provides to expire unused.
(3)

NatWest Group has given commitments to provide funds to customers under undrawn formal facilities, credit lines and other commitments to lend subject to certain conditions being met by the counterparty. NatWest Group does not expect all facilities to be drawn, and some may lapse before drawdown.